Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2022
Shareholders' Equity
Summary of changes in the accumulated other comprehensive loss, net of tax

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2021	$(38)	$(128)	$4	$(162)
Net changes prior to reverse recapitalization, net of tax benefit, $0	(59)	—	12	(47)
Allocated to non-controlling interest	85	112	(14)	183
Net changes post reverse recapitalization, net of tax benefit, $0	(4)	—	—	(4)
Balance as of June 30, 2022	$(16)	$(16)	$2	$(30)

			Unrealized gain on
	Currency	Defined	cash flow hedge and	Total accumulated
	translation	benefit plan	hedge of investments	other comprehensive
(in $ millions)	adjustments	related	in foreign subsidiary	loss
Balance as of December 31, 2020	$(23)	$(160)	$4	$(179)
Net changes during the period, net of tax benefit, $0	(2)	—	—	(2)
Balance as of June 30, 2021	$(25)	$(160)	$4	$(181)